ACQUISITIONS AND DISPOSALS (Schedule of Fair Value of Assets Acquired and Liabilities Assumed) (Details) - Apr. 06, 2015 - CHS [Member] ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Business Acquisition [Line Items]
Purchase consideration	$ 29,134	¥ 253,499
Current assets	1,479	9,578
Property and equipment, net	40,187	260,321
Intangible assets	478	3,094
Current liabilities	(1,316)	(8,528)
Deferred tax assets	379	2,452
Deferred tax liabilities	(91)	(588)
Gain on bargain purchase	$ (1,980)	¥ (12,830)